Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of June 30,
Balance sheet items, except for equity accounts	2025	2024
US$ against RMB	7.1636	7.2672

	For the years ended June 30,
Items in the statements of operations and comprehxensive loss, and statements of cash flows	2025	2024	2023
US$ against RMB	7.2143	7.2248	6.9536

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicles	4 years
Machinery and equipment	5 – 10 years
Office and electronic equipment	3 – 5 years
Leasehold improvements	Shorter of 3 years or the remaining lease term
Software	2 years

Schedule of Timing of Revenue Recognition

The following table disaggregates the Group’s revenue for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	2024	2023
Net revenues:
Sales of NEVs and components	$10,925,456	$6,111,141	$421,680
Provision of vehicle modification services	151,380	-	-
Leasing of NEVs	19,596	-	16,290
Others	26,153	-	-
Total	$11,122,585	$6,111,141	$437,970

Schedule of Revenue Recognized on Gross Basis Versus Net Basis

The following table disaggregates the Group’s revenue recognized on gross basis versus net basis for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	2024	2023
Gross basis	$11,122,585	$5,850,263	$437,970
Net basis	-	260,878	-
Total	$11,122,585	$6,111,141	$437,970

Schedule of Timing of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	2024	2023
Point in time	$10,925,456	$6,111,141	$421,680
Over time	197,129	-	16,290
Total	$11,122,585	$6,111,141	$437,970

Schedule of Fair Value of Hierarchy Assets and Liabilities

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis:

		Fair value measurement at reporting date using
	Fair Value as of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV practical expedient
Assets
Long-term Investment
Equity securities – Matrix	15,278,602	-	-	-	15,278,602
Equity securities – AK Global	5,057,723	-	-	-	5,057,723
Total	20,336,325	-	-	-	20,336,325

Liabilities
Derivative Liability	676,890	-	-	676,890	-
Total	676,890	-	-	676,890	-

Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Amount
Fair value as of June 26, 2025	$1,005,471
Change in fair value	(328,581)
Fair value as of June 30, 2025	$676,890

Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability

The significant unobservable inputs used in the measurement of fair value of derivative liability as of June 30, 2025 are as follows:

	As of June 30, 2025
	First Promissory Note Agreement (Maturity Date: June 26, 2026）	Second Promissory Note Agreement – First Installment (Maturity Date: September 26, 2025)	Second Promissory Note Agreement – Second Installment (Maturity Date: December 26, 2025)
Expected term (in years)	0.99	0.24	0.49
Volatility	43.30%	48.09%	41.68%
Risk-free interest rate	3.94%	4.09%	4.08%
Dividend yield	-	-	-